2 BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION

NOTE 2.            BASIS OF PRESENTATION:

The accompanying audited condensed consolidated financial statements have been prepared by AMERI pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC") regarding annual financial reporting. Certain information and note disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted pursuant to those rules and regulations, although we believe that the disclosures made are adequate to ensure the information presented is not misleading.

The accompanying audited condensed consolidated financial statements reflect all adjustments (which were of a normal, recurring nature) that, in the opinion of management, are necessary to present fairly our financial position, results of operations and cash flows as of and for the interim periods presented. All intercompany transactions have been eliminated in the accompanying audited condensed consolidated financial statements. These financial statements should be read in conjunction with the audited financial statements and notes thereto.

Our comprehensive income (loss) consists of net income (loss) plus or minus any periodic currency translation adjustments.

The Company's year-end is December 31. Ameri and Partners Inc, the Company's wholly-owned operating subsidiary that was the accounting acquirer in connection with the Company's May 2015 reverse merger, changed its fiscal year end from March 31 to December 31 pursuant to the merger, so that all of the Company's subsidiaries' year-ends are consistent with the year-end of the Company.